Acquisition And Restructuring Costs	12 Months Ended
Dec. 31, 2011
Acquisition And Restructuring Costs [Abstract]
Acquisition And Restructuring Costs
8.  Acquisition and Restructuring Costs

Acquisition Costs
	Years Ended December 31,
	2011	2010	2009
	in thousands
Escrow claim settlement	$(1,397)	$-	$-
Deal costs	88	855	439
	$(1,309)	$855	$439

For the years ended December 31, 2011, 2010 and 2009, the Company incurred a benefit of $1.3 million and expenses of $0.9 million and $0.4 million, respectively, in acquisition related costs. Included in acquisition related costs during this three year period were $0.1 million, $0.9 million and $0.4 million, respectively, of third party acquisition related costs, primarily for outside legal and accounting costs.    As a result of the indemnity claims the Company communicated to the Teranetics stockholders' representative, the Company negotiated a $1.9 million reduction against the two promissory notes. The settlement included the cancelation of the $1.5 million note due in October 2013 and was recorded in 2011 as a reduction to acquisition costs for the assessed fair value of $1.4 million. See Note 7 to the consolidated financial statements for additional information.  These expenses were included in operating expenses under acquisition and restructuring related costs in the Company's Consolidated Statement of Operations for the years ended December 31, 2011, 2010 and 2009.

Severance

In the year ended December 31, 2011, the Company recorded approximately $0.5 million of severance and benefit related costs, included in acquisition and restructuring related costs in the Consolidated Statement of Operations, related to the termination of 14 employees worldwide as a result of the downsizing and refocus of the operations in the UK early in the year and cost control efforts as a result of the Teranetics acquisition. As of December 31, 2011, all of the $0.5 million severance and benefit related costs were paid.

In the year ended December 31, 2009, the Company recorded approximately $2.1 million of severance and benefit related costs, included in acquisition and restructuring related costs in the Consolidated Statement of Operations, related to the termination of 61 employees as a result of the redundancy issue associated with the acquisition of Oxford and the downsizing of the Company's R&D facility in Singapore. As of December 31, 2009 essentially all of the $2.1 million severance and benefit related costs were paid.

The following table summarizes the activity within the severance and benefit related liability (in thousands):

	December 31,
	2011	2010
Liability at beginning of period	$-	$8
Expense	501	-
Cash payments	(501)	(8)
Liability at end of period	$-	$-

Lease Termination

In October 2010, associated with the acquisition of Teranetics, the Company assumed a building lease in San Jose, California which was vacated in March 2011. Given current lease rates and the available space in the area when the property was vacated, the Company recorded a $0.4 million liability, included in other accrued expenses in the Consolidated Balance Sheet, for the estimated fair value of the future lease costs through June 2012, reduced by estimated sublease rental and adjusted for deferred rent. As of September 30, 2011, the Company was not able to sublease the property and as a result accrued the remaining liability of $0.2 million. The total adjusted cash payment was not materially different from the fair value. The lease accrual charge of $0.6 million was recorded in acquisition and restructuring related costs in the Consolidated Statement of Operations. The Company expects the lease liability to be fully paid by June 2012.  The restructuring charges associated with this building lease were accounted for in discontinued operations.

In connection with the downsizing of UK operations, the Company vacated the first floor of its building as of March 2011. In March 2011, the Company recorded a $0.2 million liability, included in other accrued expenses in the Consolidated Balance Sheet, for future lease costs and early termination fees. The lease accrual charge of $0.2 million was recorded in acquisition and restructuring related costs in the Consolidated Statement of Operations. As of December 31, 2011 the lease liability was paid.

In January 2009, associated with the acquisition of Oxford, the Company assumed a building lease in Milpitas, California which was vacated upon acquisition. The Company has not been able to find a sublease for this property given the current market conditions and available space in the area. The future lease costs for the property were $0.3 million which extended through February 2010. The Company recorded the liability, included in other accrued expenses in the Consolidated Balance Sheet, for the costs to be incurred at the future cash payment amount of $0.3 million as the total cash payment is not materially different from the fair value. The lease accrual charge of $0.3 million was recorded in acquisition and restructuring related costs in the Consolidated Statement of Operations in the first quarter of 2009. The accrued lease liability was paid in full in January 2010.

The following table summarizes the activity within the lease termination liability (in thousands):

	December 31,
	2011	2010
Liability at beginning of period	$-	$42
Expense	855	-
Cash payments	(574)	(42)
Liability at end of period	$281	$-